Restricted Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Restricted Deposits [Abstract]
Schedule of Restricted Deposits
	December 31, 2024	December 31, 2023
Time deposits:
- Current	$15,773,099	$27,827,915
- Non-current	-	13,643,000
	$15,773,099	$41,470,915